                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of  Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD FIXED INCOME SECURITIES  FUND, INC.

2.       Name of each series or class of funds for which this notice is filed:

         Intermediate-Term Corporate Bond Portfolio
         High Yield Corporate Portfolio
         Long-Term Corporate Bond Portfolio
         GNMA Portfolio
         Short-Term Corporate Portfolio
         Short-Term Federal Portfolio
         Short-Term U.S. Treasury Portfolio
         Intermediate Term U.S. Treasury Portfolio
         Long-Term U.S. Treasury Portfolio


3.       Investment Company Act File Number:       811-2368

         Securities Act File Number:               2-47371

4.       Last day of fiscal year  for which this notice is filed:   1/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                    /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

                                                            Number of                         Aggregate
         Name of  Portfolio                                 Portfolio Shares                  Sales Price
         Intermediate-Term Corporate
           Bond Portfolio                                    31,050,098                       $  308,037,390
         High Yield Corporate Portfolio                     132,907,312                        1,017,744,294
         Long-Term Corporate Bond Portfolio                 104,079,131                          926,143,965
         GNMA Portfolio                                     161,324,815                        1,642,708,142
         Short-Term Corporate Portfolio                     170,783,268                        1,833,113,532
         Short-Term Federal Portfolio                        43,254,671                          436,431,306
         Short-Term U.S. Treasury Portfolio                  49,138,019                          499,616,052
         Intermediate Term U.S. Treasury Portfolio           54,988,491                          571,266,175
         Long-Term U.S. Treasury Portfolio                   47,317,487                          480,872,904

         Total                                              795,294,292                       $7,715,933,760

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                            Number of                         Aggregate
         Name of Portfolio                                  Portfolio Shares                  Sales Price
         Intermediate-Term Corporate
           Bond Portfolio                                    31,050,098                       $  308,037,390
         High Yield Corporate Portfolio                     132,907,312                        1,017,744,294
         Long-Term Corporate Bond Portfolio                 104,079,131                          926,143,965
         GNMA Portfolio                                     161,324,815                        1,642,708,142
         Short-Term Corporate Portfolio                     170,783,268                        1,833,113,532
         Short-Term Federal Portfolio                        43,254,671                          436,431,306
         Short-Term U.S. Treasury Portfolio                  49,138,019                          499,616,052
         Intermediate Term U.S. Treasury
           Portfolio                                         54,988,491                          571,266,175
         Long-Term U.S. Treasury Portfolio                   47,317,487                          480,872,904

         Total                                              795,294,292                       $7,715,933,760


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                                $7,715,933,760

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +      - 0 -

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             - 4,668,397,018

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +      -0-

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                     $3,047,536,742

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                      $1,050,874.74

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                    /  X /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         March 11, 1996
                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:


         By (Signature and Title) /s/ RAYMOND J. KLAPINSKY, SECRETARY
                                  ------------------------------------------

                                  Raymond J. Klapinsky, Secretary


         Date:   March 14, 1996

EXHIBIT "A"




March 14, 1996



Vanguard Fixed Income Securities Fund, Inc.
100 Vanguard Boulevard
Malvern, PA 19355

Gentlemen:

Vanguard Fixed Income Securities Fund, Inc. (the "Fund") was originally organized as a Maryland corporation on March 23, 1972. On June 1, 1984, the Fund was reorganized into a Pennsylvania business trust which was created solely for that purpose. The Fund was again reorganized into a Maryland corporation on December 30, 1985. I have acted as counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Articles of Incorporation as amended and restated; (2) minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act"), and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The Fund is authorized to issue 3,550,000,000 shares of its common stock with a $.001 par value. On January 31, 1996, (the end of the Fund's fiscal year), the Fund had issued and outstanding approximately 41,686,351 shares of the Intermediate-Term Corporate Bond Portfolio; approximately 380,865,068 shares of the High Yield Corporate Portfolio; approximately 357,851,645 shares of the Long-Term Corporate Bond Portfolio; approximately 669,790,673 shares of the GNMA Portfolio; approximately 112,463,848 shares of the Intermediate U.S. Treasury Portfolio; approximately 88,757,481 shares of the Short-Term U.S. Treasury Portfolio; approximately 353,890,295 shares of the Short-Term Corporate Portfolio; approximately 136,312,816 shares of the Short-Term Federal Portfolio; and approximately 85,366,999 shares of the Long-Term U.S. Treasury Portfolio.

My examination disclosed the following information:

1. On February 1, 1995, (the beginning of the Fund's last fiscal year), the Fund had no shares registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

2. During the fiscal year ended January 31, 1996, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended January 31, 1996, the Fund sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act:

                                           Number of                         Aggregate
Name of Portfolio                          Portfolio Shares                  Sales Price
Intermediate-Term
  Corporate Bond                            31,501,098                         $308,037,390
High Yield Corporate                       132,907,312                        1,017,744,294
Long-Term Corporate Bond                   104,079,131                          926,143,965
GNMA                                       161,324,815                        1,642,708,142
Short-Term Corporate                       170,783,268                        1,833,113,532
Short-Term Federal                          43,254,671                          436,431,306
Short-Term U.S. Treasury                    49,138,019                          499,616,052
Intermediate U.S. Treasury                  54,988,491                          571,266,175
Long-Term U.S. Treasury                     47,317,487                          480,872,904

Total                                      795,294,292                       $7,715,933,760

4. During the fiscal year ended, January 31, 1996, the Fund redeemed a combined total of 473,914,599 shares with an aggregate redemption price of $4,668,397,018 from the Fund's nine Portfolios.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the combined total of 795,294,292 shares from the Fund's nine Portfolios which were sold by the Fund during the fiscal year in reliance upon Rule 24f-2 of the 1940 Act.

Based upon the foregoing information and my examination, it is in my opinion that:

1. During the fiscal year ended, January 31, 1996, the Fund was a valid and subsisting corporation of the State of Maryland, authorized to issue 3,550,000,000 shares of its common stock, with a $.001 par value. The Board of Directors has the power to designate one or more classes ("Portfolios") of shares in common stock and to classify and reclassify any unissued shares with respect to such Portfolios.

2. The proposed registration of the combined total of 795,294,292 shares sold by the Fund during its fiscal year ended January 31, 1996, pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares were legally authorized, fully paid and non-assessable.

3. The holders of such shares have all rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.


Very truly yours,

/s/  RAYMOND J. KLAPINSKY
------------------------------------------

BY:   (Raymond J. Klapinsky)
      Counsel


RJK:mlj\fms